Lease - Disclosure of lease expense (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 18, 2019 USD ($)	Dec. 18, 2019 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities	$ 3,716	¥ 3,716
Depreciation charge of right-of-use assets	5,329		$ 144,791
Expense relating to short-term leases (included in lease and rental expenses)	730
Expense relating to leases of low-value assets (included in lease and rental expenses)	9
Total amount recognized in profit or loss	$ 9,784
Predecessor
Disclosure of quantitative information about right-of-use assets [line items]
Interest expense on lease liabilities				$ 102,523	¥ 102,523	¥ 45
Depreciation charge of right-of-use assets				139,462
Expense relating to short-term leases (included in lease and rental expenses)				12,533
Expense relating to leases of low-value assets (included in lease and rental expenses)				634
Total amount recognized in profit or loss				$ 255,152